SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)			3 Months Ended		7 Months Ended	12 Months Ended
	Dec. 09, 2022 USD ($) shares	May 25, 2022 USD ($) $ / shares shares	Jun. 30, 2022 segment	Mar. 31, 2022 segment	Dec. 31, 2022 USD ($) vote shares	Dec. 31, 2022 USD ($) segment vote $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares
Disclosure of detailed information about property, plant and equipment [line items]
Issuance of common equity						$ 450,000,000	$ 1,410,000,000	$ 13,000,000
Dividends in arrears						$ 67,000,000	$ 0
Participating business profit					10.00%	10.00%
Participating face amount (USD per $1,000)					$ 0.50	$ 0.50
Number of operating segment | segment			3	2		3
Net earnings (loss) per basic share (USD per share) | $ / shares						$ 15.68	$ (2.58)	$ 18.92
Net earnings (loss) per diluted share (USD per share) | $ / shares								$ 18.92
Weighted average number of shares outstanding, diluted (in shares) | shares								85,000,000
Weighted average number of shares outstanding, basic (in shares) | shares						30,919,577	19,903,823	85,000,000
Financial assets					29,149,000,000	$ 29,149,000,000	$ 5,088,000,000
Notional principal					11,618,000,000	11,618,000,000	7,469,000,000
Derivative assets					44,000,000	44,000,000	146,000,000
US London Interbank Offered Rate LIBOR
Disclosure of detailed information about property, plant and equipment [line items]
Notional principal					5,000,000	5,000,000
Derivative assets							6,000,000
Canadian Dollar Offered Rate
Disclosure of detailed information about property, plant and equipment [line items]
Derivative assets					14,000,000	14,000,000	84,000,000
Non-derivative Financial Assets Benchmarked To US LIBOR | US London Interbank Offered Rate LIBOR
Disclosure of detailed information about property, plant and equipment [line items]
Financial assets					$ 641,000,000	$ 641,000,000	$ 425,000,000
Distributor relationships
Disclosure of detailed information about property, plant and equipment [line items]
Average useful life						19 years
Trade Name
Disclosure of detailed information about property, plant and equipment [line items]
Average useful life						10 years
VOBA
Disclosure of detailed information about property, plant and equipment [line items]
Average useful life						30 years
Class A exchangeable shares
Disclosure of detailed information about property, plant and equipment [line items]
Conversion ratio (per share)					1	1
Number of voting rights held in subsidiary | vote					1	1
Number of shares issued (in shares) | shares					9,594,989	9,594,989	10,877,989
Class B shares
Disclosure of detailed information about property, plant and equipment [line items]
Number of voting rights held in subsidiary | vote					1	1
Number of shares issued (in shares) | shares					24,000	24,000	24,000
Class A junior preferred shares
Disclosure of detailed information about property, plant and equipment [line items]
Number of shares issued (in shares) | shares	2,108,733	98,351,547			100,460,280	100,460,280	0
Issuance of common equity	$ 53,000,000	$ 2,500,000,000
Preferential cash dividend		4.50%
Class A Junior Preferred Shares, Series I
Disclosure of detailed information about property, plant and equipment [line items]
Number of shares issued (in shares) | shares		98,351,547
Issuance of common equity					$ 2,500,000,000
Non-voting and redemption value (USD per share) | $ / shares		$ 25
Class A Junior Preferred Shares, Series 2
Disclosure of detailed information about property, plant and equipment [line items]
Number of shares issued (in shares) | shares	2,108,733
Issuance of common equity	$ 53,000,000
Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives of the property and equipment						3 years
Useful lives of the investment property						15 years
Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives of the property and equipment						30 years
Useful lives of the investment property						50 years